Long-term Investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Non-marketable equity investments	$ 7,500	$ 7,500	$ 4,787
Equity method investments	15,819	28,088	3,700	$ 17,881
Total	$ 23,319	$ 35,588	$ 8,487